PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	6 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
Schedule of prepaid expenses and other receivables

(In thousands)	As of September 30, 2023	As of March 31, 2023

Prepaid clinical research costs	$1,715	$1,653
Prepaid insurance	272	621
Prepaid offering costs	150	—
Tax deposits	109	119
Other prepaid expenses	95	56
Other receivables	52	71
Research & development tax credits	—	169
Total prepaid expenses and other receivables	$2,393	$2,689